Reconciliation of Financial Statements to Form 5500 (Details) - EBP 105 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 327,337	$ 317,538
Deemed distributions of participant loans	(1,171)	(1,104)
Net assets available for benefits per Form 5500	326,166	$ 316,434
Total deductions per the financial statements	33,617
Add: deemed distributions of participant loans at December 31, 2025	1,171
Less: deemed distributions of participant loans at December 31, 2024	(1,104)
Total deductions per Form 5500	$ 33,684